Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007965
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%	2.02%	3.29%
Without Sales Load [Member] | C000007964
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%	1.94%	3.20%
NACC2 Index: Bloomberg NJ Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	1.98%	3.20%
NACC2 Index: Bloomberg NJ Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg NJ Municipal Bond Index
Average Annual Return, Percent	5.26%	1.98%	3.20%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	1.35%	2.45%